Franklin Templeton Investments

1 Franklin Parkway

San Mateo, CA 94403

March 31, 2016

VIA EDGAR  TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

               RE:  Franklin Strategic Series – Form N-14

File Nos. 033-39088 and 811-06243

Dear Sir or Madam:

            In connection with the registration by Franklin Strategic Series (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (“Registration Statement”).  This Registration Statement is being filed to register Class A, Class C, Class R, Class R6 and Advisor Class shares of the Franklin Growth Opportunities Fund (the “Opportunities Fund”), a series of the Registrant, that will be issued to shareholders of the Franklin Flex Cap Growth Fund (the “Flex Cap Fund”), another series of the Registrant, in connection with a transfer of substantially all of the assets of the Flex Cap Fund to the Opportunities Fund, pursuant to a Plan of Reorganization included in the Registration Statement that will be voted on by shareholders of the Flex Cap Fund at a meeting of shareholders.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on May 2, 2016. The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.  No filing fee is, therefore, due at this time.

If you have any questions or comments regarding this filing, please contact Ken Greenberg at (215) 564-8149 or Kevin M. Kirchoff at (650) 525-8050.

Very truly yours,

/s/Karen L. Skidmore

Karen L. Skidmore, Esq.

Vice President and Secretary of the Registrant